Inventories (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Inventories [Abstract]
Write-down	$ 7,521,845	$ 5,241,718
Written down value	$ 2,299,866	$ 19,859	$ 17,115